Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.	subsequent events

On March 11, 2024, the Company’s Board of Directors declared a dividend for the period October 1, 2023 – December 31, 2023 of USD 0.51 per share. The dividend is payable on April 22, 2024 to shareholders of record on April 1, 2024.